14. CONVERTIBLE DEBENTURES	12 Months Ended
Dec. 31, 2020
Notes
14. CONVERTIBLE DEBENTURES

14.CONVERTIBLE DEBENTURES

During the year ended December 31, 2019, the Company issued a $17,650,000 (consisting of advances of CAD $15,000,000 and USD $2,000,000) senior secured convertible debenture (the “Tidal Debenture”) to Tidal. The Tidal Debenture becomes due and payable (the “Tidal Debenture Maturity Date”) on the earlier of: (i) September 30, 2019 (extended to April 30, 2020) and (ii) the date that all amounts owing under the Tidal Debenture become due and payable in accordance with the terms of the Tidal Debenture, including following an event of default. In the event of a default, the Tidal Debenture will bear interest at 12% per annum. On March 12, 2020, the Tidal Debenture Maturity Date was extended to April 30, 2020.  The amount was settled on RTO date, and no gain or loss was recorded.

The Tidal debenture is convertible into common shares of the Company in the event that the proposed transaction, as described in Note 5 with Tidal is not completed prior to the Tidal debenture maturity date and the Company instead completes a “Change of Control” or a “Go Public Transaction” as such terms are defined in the Tidal Debenture. In such circumstances, Tidal has the right to convert the Tidal Debenture into common shares of the Company at a price equal to the lesser of (i) $2.50; and (ii) a 20% discount to the issue price or effective price for any financing completed as part of or concurrently with the Go Public Transaction, if applicable, or the effective purchase price per common share of the Company in the case of a Change of Control transaction. The Tidal Debenture is secured against the assets of the Company pursuant to a general security and pledge agreement dated February 25, 2019 (the “GSA and Pledge Agreement”).

The Company may repay the Tidal Debenture prior to the Tidal Debenture Maturity Date at a price equal to 110% of the principal amount and any accrued interest without the prior written consent of Tidal if (i) the Proposed Transaction with Tidal is not capable of being completed prior to October 25, 2019; and (ii) both the Company and Tidal have acted in good faith and have used all commercially reasonable efforts to complete the Proposed Transaction.

On issuance, the Company determined that the conversion feature met the definition of a derivative liability and elected to measure the entire Tidal Debenture at fair value through profit or loss. This derivative liability component was determined to have a value of $Nil as at December 31, 2019.